Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Interest Rate Risk	This analysis does not include the effect of interest capitalized.
	Increase/(decrease) in basis points	Increase/(decrease) in loss before tax
		RMB
2023
RMB	100	10,723
RMB	(100)	(10,723)
2024
RMB	100	11,160
RMB	(100)	(11,160)

Schedule of Foreign Currency Risk

The following table demonstrates the sensitivity as at the end of each reporting period to a reasonably possible change in the US$ and HK$ exchange rates, with all other variables held constant, of the Group’s loss before tax and in other comprehensive income (without tax) due to changes in the fair values of monetary assets and liabilities.

	Increase/(decrease) in foreign currency rate	Increase/(decrease) in loss before tax	Increase/(decrease) in other comprehensive income (without tax)
	%	RMB	RMB
December 31, 2023
If RMB weakens against US$	5	(65)	20,987
If RMB strengthens against US$	(5)	65	(20,987)
December 31, 2024
If RMB weakens against US$	5	(44)	56,796
If RMB strengthens against US$	(5)	44	(56,796)

	Increase/(decrease) in foreign	Increase/(decrease) in loss	Increase/(decrease) in other comprehensive income
	currency rate	before tax	(without tax)
	%	RMB	RMB
December 31, 2023
If RMB weakens against HK$	5	(165)	—
If RMB strengthens against HK$	(5)	165	—
December 31, 2024
If RMB weakens against HK$	5	(691)	—
If RMB strengthens against HK$	(5)	691	—

Schedule of Maximum Exposure and Year-end Staging	The amounts presented are gross carrying amounts for financial assets.
As at December 31, 2023	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB	RMB	RMB	RMB	RMB

Financial assets included in prepayments, other receivables and other assets - Normal**	10,352	-	-	-	10,352
Cash and bank balances - Not yet past due	1,093,833	-	-	-	1,093,833
Trade receivables*	-	-	-	145,893	145,893
Financial assets included in other non-current assets - Normal**	3,000	-	-	-	3,000
Total	1,107,185	-	-	145,893	1,253,078

As at December 31, 2024	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Simplified approach	Total	Total
	RMB	RMB	RMB	RMB	RMB	US$

Financial assets included in prepayments, other receivables and other assets - Normal**	9,846	-	-	-	9,846	1,349
Cash and bank balances - Not yet past due	1,261,211	-	-	-	1,261,211	172,785
Trade receivables*	-	-	-	83,143	83,143	11,390
Financial assets included in other non-current assets - Normal**	2,439	-	-	-	2,439	334
Total	1,273,496	-	-	83,143	1,356,639	185,858

*	For trade receivables to which the Group applies the simplified approach for impairment, information based on provision matrix is disclosed in note 22 to the financial statements.

**	The credit quality of the financial assets included in prepayments, other receivables and other assets and financial assets included in other non- current assets is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Contractual Undiscounted Payments

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:

As at December 31, 2023

	On demand	Less than 1 year	1 to 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB

Trade payables	-	72,445	-	-	72,445
Lease liabilities	-	11,813	13,579	-	25,392
Interest-bearing bank and other borrowings (excluding lease liabilities)	-	671,206	747,848	656,457	2,075,511
Financial liabilities included in other payables and accruals	63,122	-	-	-	63,122
Long-term payables	-	20,000	20,000	-	40,000

Total	63,122	775,464	781,427	656,457	2,276,470
As at December 31, 2024
As at December 31, 2024

	On demand	Less than 1 year	1 to 5 years	Over 5 years	Total	Total
	RMB	RMB	RMB	RMB	RMB	US$

Trade payables	-	91,966	-	-	91,966	12,599
Lease liabilities	-	10,674	8,592	-	19,266	2,639
Interest-bearing bank and other borrowings (excluding lease liabilities)	-	813,610	452,765	565,079	1,831,454	250,908
Financial liabilities included in other payables and accruals	73,670	-	-	-	73,670	10,094
Long-term payables	-	29,344	-	-	29,344	4,020

Total	73,670	945,594	461,357	565,079	2,045,700	280,260

Schedule of Market Equity Index

The market equity index for the following stock exchange, at the close of business of the nearest trading day in the year to the end of the reporting period, and its respective highest and lowest points during the year were as follows:

	December 31,	High/low	December 31,	High/low
	2023	2023	2024	2024
United States–NASDAQ index	15,011	15,150/10,265	19,311	20,205/14,478

Schedule of Carrying Amounts at the End of the Reporting Period

The following table demonstrates the sensitivity to every 5% change in the fair values of the equity investments, with all other variables held constant and before any impact on tax, based on their carrying amounts at the end of the reporting period.

	Carrying amount of equity investments	Decrease/(increase) in loss before tax
	RMB	RMB
2023
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss	1,951	98
		(98)

2024
Investments listed in:
NASDAQ - Financial assets at fair value through profit or loss	1,141	57
		(57)
NASDAQ - Financial assets at fair value through profit or loss in USD	156	8
		(8)

Schedule of Capital Management	The gearing ratios as at the end of the reporting periods were as follows:
	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Interest-bearing bank and other borrowings	1,795,595	1,668,497	228,583
Trade payables	72,445	91,966	12,599
Financial liabilities included in other payables and accruals	63,122	73,670	10,094
Long-term payables	37,458	29,344	4,020
Less: Cash and bank balances	(1,093,833)	(1,261,211)	(172,785)

Net debt	874,787	602,266	82,511

Equity attributable to owners of the Company	60,417	264,194	36,194

Adjusted capital	60,417	264,194	36,194

Capital and net debt	935,204	866,460	118,705

Gearing ratio	94%	70%	70%